Preferred Stock and Warrants (Details Textual) - $ / shares			4 Months Ended	12 Months Ended	13 Months Ended
	Sep. 03, 2019	Oct. 05, 2018	Dec. 31, 2019	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2018
Preferred Stock, Shares Authorized (in shares)			10,000,000	10,000,000	10,000,000
Convertible Preferred Stock, Conversion Restriction, Percentage of Common Stock	4.985%
Series B-1 Preferred Convertible Stock Converted to Common Stock [Member]
Conversion of Stock, Shares Converted (in shares)			1,576	1,576	1,576
Conversion of Stock, Shares Issued (in shares)			1,659,966	1,659,996	1,659,966
Series A Preferred Stock [Member]
Preferred Stock, Shares Authorized (in shares)			9,578	9,578	9,578
Preferred Stock, Shares Issued, Total (in shares)			9,577	9,577	9,577	9,577
Preferred Stock, Shares Outstanding, Ending Balance (in shares)			0	0	0	3,337
Preferred Stock, Aggregate Stated Value Per Share (in dollars per share)		$ 1,000
Convertible Preferred Stock, Conversion Price (in dollars per share)		$ 3
Conversion Of Stock Shares Issuable If Converted (in shares)		3,192,333
Series B-1 Convertible Preferred Stock [Member]
Preferred Stock, Shares Authorized (in shares)			1,576	1,576	1,576	0
Preferred Stock, Shares Issued, Total (in shares)			1,576	1,576	1,576	0
Preferred Stock, Shares Outstanding, Ending Balance (in shares)			0	0	0	0
Debt Conversion, Converted Instrument, Shares Issued (in shares)	1,576
Preferred Stock, Aggregate Stated Value Per Share (in dollars per share)	$ 1,000
Convertible Preferred Stock, Conversion Price (in dollars per share)	$ 0.9494
Conversion Of Stock Shares Issuable If Converted (in shares)	1,659,996
Convertible Preferred Stock, Conversion Restriction, Percentage of Common Stock	4.985%
Preferred Stock, Liquidation Preference Per Share (in dollars per share)	$ 0.0001
Series B-2 Convertible Preferred Stock [Member]
Preferred Stock, Shares Authorized (in shares)			27,000	27,000	27,000	0
Preferred Stock, Shares Issued, Total (in shares)			0	0	0	0
Preferred Stock, Shares Outstanding, Ending Balance (in shares)			0	0	0	0
Preferred Stock, Aggregate Stated Value Per Share (in dollars per share)	1,000
Convertible Preferred Stock, Conversion Price (in dollars per share)	$ 0.9494
Conversion Of Stock Shares Issuable If Converted (in shares)	28,439,015
Preferred Class A [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares)		9,577
Preferred Stock, Aggregate Stated Value Per Share (in dollars per share)		$ 1,000